Other current operating assets (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	SFr 27,467	SFr 16,492
Indirect taxes (VAT/GST) receivables	29,541	26,934
Other current assets	11,465	4,598
Other current operating assets	SFr 68,473	SFr 48,024